PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Buildings	60,890	64,263
Capital lease of property	52,133	57,324
Motor vehicles	9,400	8,436
Office and computer equipment	107,832	102,438
Leasehold improvements	198,656	192,539
	428,911	425,000
Less: accumulated depreciation	(116,606)	(158,401)
Add: construction in progress	716	716
Total	313,021	267,315

For the year ended December 31, 2012, the Group recorded an impairment loss of RMB 130,545 on its property and equipment due to the decline of business. The impairment was mostly related to Dalian Career Enhancement (“Dalian Xiwang”) and Guangzhou ZS Career Enhancement of the Career Enhancement segment based on the impairment test by the management assisted with an independent valuation specialist adopting income approach. For the year ended December 31, 2013, the Group recorded an impairment loss of RMB 313 on its leasehold improvement due to it was occupied by one deconsolidated subsidiary (See Note 26).There was no impairment loss for the year ended December 31, 2011.

For the years ended December 31, 2011, 2012 and 2013, depreciation expenses of continuing operations were RMB 37,495, RMB 67,333 and RMB 62,815, respectively, which were recorded in cost of revenues, selling and marketing expenses and general and administrative expenses.

The capital leases of properties mainly represented long term prepaid lease of Ambow Beijing campus and Shenyang K-12 School of which the original amounts were RMB 45,324 and RMB 12,000 respectively. The inception dates of the capital leases were March 1, 2012 and December 30, 2010 respectively. As at December 31, 2012 and 2013, the accumulated depreciations were RMB 2,554 and RMB 4,822 respectively. For the years ended December 31, 2011, 2012 and 2013, depreciation expenses were RMB 600, RMB 1,804 and RMB 2,268 respectively and recorded in cost of revenues.

As of December 31, 2013, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB38,090.